Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	LOCKHEED MARTIN CORPORATION
Entity Central Index Key	0000936468
Amendment Flag	false
EBP 055
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	LOCKHEED MARTIN CORPORATION
Entity Central Index Key	0000936468
Amendment Flag	false